Trade and other receivables (Details) - CAD ($)	May 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Ifrs Trade And Other Receivables [Line items]
Trade receivables	$ 396,367	$ 108,716	$ 27,388
Sales taxes receivable	183,272	194,523	166,749
Other receivables		169,309	125,603
Total trade and other current receivables	583,390	472,548	319,740
Past Due But Not Impaired
Ifrs Trade And Other Receivables [Line items]
Trade receivables	$ 396,367	$ 31,091	$ 27,388